Property and Equipment, net (Details) - USD ($)	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Property, Plant and Equipment, Net
Total	$ 14,035,786		$ 11,525,411
Less: Accumulated depreciation	(8,438,638)		(5,855,562)
Property and equipment, net	5,597,148		5,669,849
Depreciation expenses	2,656,359	$ 2,077,516
Electronic equipment
Property, Plant and Equipment, Net
Total	12,045,523		9,622,184
Office equipment and furniture
Property, Plant and Equipment, Net
Total	346,181		334,452
Motor vehicles
Property, Plant and Equipment, Net
Total	82,470		82,470
Leasehold improvements
Property, Plant and Equipment, Net
Total	$ 1,561,612		1,410,105
Construction in Progress
Property, Plant and Equipment, Net
Total			$ 76,200